Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Significant Accounting Policies [Abstract]
Schedule of property and equipment

	Balance as of December 31,
			Estimated Useful Lives (Years)
(In millions)	2013	2012
Land	$6	$6	N/A
Buildings and improvements	31	29	10 - 40
Technology and communications	225	192	3 - 7
Machinery, production equipment and vehicles	105	80	3 - 9
Office equipment, furniture and fixtures	14	15	5 - 7

	381	322
Less accumulated depreciation	(204)	(164)

Net property and equipment	$177	$158